Share capital (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Authorized Share Capital

Authorised share capital	Number of shares	Amount
Equity shares of INR 10 each
As at 1 April 2019	500,000,000	5,000
Increase during the year	—	—

As at 31 March 2020	500,000,000	5,000
Increase during the year	—	—

As at 31 March 2021	500,000,000	5,000

Summary of Authorized Compulsory convertible preference shares

Compulsory convertible preference shares of INR 425 each (refer note 19)	Number of shares	Amount
As at 1 April 2019	—	—
Increase during the year	60,000,000	25,500

As at 31 March 2020	60,000,000	25,500
Increase during the year	—	—

As at 31 March 2021	60,000,000	25,500

Summary of Issued Share Capital

Issued share capital	Number of shares	Amount

17A	Equity shares of INR 10 each issued, subscribed and fully paid up

As at 1 April 2019	379,924,556	3,799
Shares issued during the year	—	—

As at 31 March 2020	379,924,556	3,799
Shares issued during the year	—	—

As at 31 March 2021	379,924,454	3,799